Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Schedule of Maturities of Total Time Deposits	The scheduled maturities of total time deposits at December 31, 2022 were as follows:

(in thousands)
Due within:
2023	$182,953
2024	58,224
2025	5,998
2026	1,842
2027	6,017
Thereafter	—
Total	$255,034